Segment and Geographic Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net revenues	$ 95,591,331	$ 144,106,738	$ 110,804,203
Less: intersegment sales	(12,533,435)	(36,701,972)	(27,108,318)
Net revenues from external customer	83,057,896	107,404,766	83,695,885
Cost of revenues	20,380,258	20,478,238	20,350,226
Less: intersegment cost of revenues		(739,501)	2,503
Cost of revenues after elimination	20,380,258	19,738,737	20,352,729
Operating expenses:
General and administrative	19,836,498	17,993,787	17,592,119
Product development	14,485,444	10,738,730	11,147,873
Sales and marketing	50,083,441	46,474,107	43,761,473
Loss from impairment of intangible assets	1,111,149	250,360	1,802,125
Loss from impairment of goodwill	6,659,691		8,149,525
Total segments operating expenses	104,982,508	111,523,031	122,303,795
Less: intersegment operating expenses	(12,806,285)	(36,066,047)	(39,850,680)
Total operating expenses	92,176,223	75,456,984	82,453,115
Government subsidies	1,194,775	251,828	659,417
Income (loss) from operations	(28,303,810)	12,460,873	(18,450,542)
Total segments assets	317,412,863	336,003,975	286,919,110
Less: intersegment balances	(149,789,037)	(191,938,818)	(173,015,752)
Total assets	167,623,826	144,065,157	113,903,358
Commodities brokerage services [Member]
Segment Reporting Information [Line Items]
Net revenues	69,980,296	113,720,922	80,943,201
Less: intersegment sales	(10,003,579)	(34,018,268)	(20,852,084)
Net revenues from external customer	59,976,717	79,702,654	60,091,117
Cost of revenues	5,729,464	4,975,361	10,526,980
Less: intersegment cost of revenues
Cost of revenues after elimination	5,729,464	4,975,361	10,526,980
Operating expenses:
General and administrative	6,026,102	4,026,984	8,320,540
Product development	3,374,144	2,549,731	2,460,048
Sales and marketing	46,648,934	69,674,657	52,371,135
Loss from impairment of intangible assets	1,111,149	250,360
Loss from impairment of goodwill	6,659,691
Total segments operating expenses	63,820,020	76,501,732	63,151,723
Less: intersegment operating expenses	(10,003,579)	(35,907,706)	(24,533,694)
Total operating expenses	53,816,441	40,594,026	38,618,029
Government subsidies	1,194,775	251,828	655,437
Income (loss) from operations	1,625,587	34,385,095	11,601,545
Total segments assets	42,343,571	109,286,634	62,272,231
Less: intersegment balances	(13,508,587)	(51,101,320)	(26,824,659)
Total assets	28,834,984	58,185,314	35,447,572
Subscription services and other related services [Member]
Segment Reporting Information [Line Items]
Net revenues	16,654,534	27,236,753	25,250,486
Less: intersegment sales	(2,529,856)	(2,683,704)	(6,256,234)
Net revenues from external customer	14,124,678	24,553,049	18,994,252
Cost of revenues	10,392,343	14,321,339	8,091,595
Less: intersegment cost of revenues		(739,501)	2,503
Cost of revenues after elimination	10,392,343	13,581,838	8,094,098
Operating expenses:
General and administrative	10,090,294	11,148,924	19,544,999
Product development	12,995,022	8,188,718	13,567,759
Sales and marketing	13,029,524	12,139,100	12,845,724
Loss from impairment of intangible assets			1,802,125
Loss from impairment of goodwill			8,149,525
Total segments operating expenses	36,114,840	31,476,742	55,910,132
Less: intersegment operating expenses	(2,524,975)	(47,620)	(15,199,246)
Total operating expenses	33,589,865	31,429,122	40,710,886
Government subsidies			3,980
Income (loss) from operations	(29,857,530)	(20,457,911)	(29,806,752)
Total segments assets	197,412,591	179,706,230	171,870,606
Less: intersegment balances	(116,348,234)	(122,077,495)	(127,444,636)
Total assets	81,064,357	57,628,735	44,425,970
Hong Kong brokerage services [Member]
Segment Reporting Information [Line Items]
Net revenues	8,956,501	3,149,063	4,610,516
Less: intersegment sales
Net revenues from external customer	8,956,501	3,149,063	4,610,516
Cost of revenues	4,258,451	1,181,538	1,731,651
Less: intersegment cost of revenues
Cost of revenues after elimination	4,258,451	1,181,538	1,731,651
Operating expenses:
General and administrative	3,992,953	2,978,161	2,655,925
Product development
Sales and marketing	1,054,695	566,396	586,015
Loss from impairment of intangible assets
Loss from impairment of goodwill
Total segments operating expenses	5,047,648	3,544,557	3,241,940
Less: intersegment operating expenses	(277,731)	(110,721)	(117,740)
Total operating expenses	4,769,917	3,433,836	3,124,200
Government subsidies
Income (loss) from operations	(71,867)	(1,466,311)	(245,335)
Total segments assets	77,656,701	47,011,111	52,776,273
Less: intersegment balances	(19,932,216)	(18,760,003)	(18,746,458)
Total assets	$ 57,724,485	$ 28,251,108	$ 34,029,815